HEDGE ACCOUNTING - Financial instruments for hedging - assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Assets	$ 166,598	$ 30,138
Forward contracts
Disclosure of financial assets [line items]
Assets	166,598	30,138
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Assets	14	28,367
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Assets	$ 166,584	$ 1,771